UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27802
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2024

Semi-Annual Report
For the fiscal period from October 1, 2023 through March 31, 2024 (unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sector Rotation Fund (the “Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

The Sector Rotation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Sector Rotation Fund, including its principals, and Capital Investment Group, Inc..

Table of Contents
Schedule of Investments	………………………………………………………………………………	1
Statement of Assets and Liabilities	………………………………………………………………………………	2
Statement of Operations	………………………………………………………………………………	3
Statements of Changes in Net Assets	………………………………………………………………………………	4
Notes to Financial Statements	………………………………………………………………………………	6
Additional Information	………………………………………………………………………………	12

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Sector Rotation Fund (the “Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at https://fundinfopages.com/NAVFX or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

For More Information on the Sector Rotation Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Sector Rotation Fund
Schedule of Investments (unaudited)
As of March 31, 2024
	Shares	Value (Note 1)

Exchange-Traded Funds - 90.90%
Communication Services - 16.73%
Vanguard Communication Services ETF	45,000	$ 5,904,900
Consumer Discretionary - 13.50%
Vanguard Consumer Discretionary ETF	15,000	4,765,950
Financials - 12.13%
SPDR S&P 500 ETF Trust	1,000	523,070
Vanguard Financials ETF	25,000	2,559,750
Vanguard Large-Cap ETF	5,000	1,198,800

Health Care - 13.42%
SPDR S&P Biotech ETF	10,000	950,800
Vanguard Health Care ETF	14,000	3,787,280

Industrials - 17.29%
Vanguard Industrials ETF	25,000	6,103,750
Technology - 17.83%
Vanguard Information Technology ETF	12,000	6,292,080
Total Exchange-Traded Funds (Cost $22,050,840)		32,086,380
Short-Term Investment - 9.32%
Fidelity Treasury Portfolio - Class I, 5.21%(a) (Cost $3,291,090)	3,291,090	3,291,090
Investments, at Value (Cost $25,341,930) - 100.22%		35,377,470
Liabilities in Excess of Other Assets - (0.22)%		(78,120)
Net Assets - 100.00%		$35,299,350
(a)	Represents 7-day effective yield as of March 31, 2024.

Summary of Investments by Sector	% of Net Assets	Value
Exchange-Traded Funds
Communication Services	16.73%	$ 5,904,900
Consumer Discretionary	13.50%	4,765,950
Financials	12.13%	4,281,620
Health Care	13.42%	4,738,080
Industrials	17.29%	6,103,750
Technology	17.83%	6,292,080
Short-Term Investment	9.32%	3,291,090
Liabilities in Excess of Other Assets	(0.22%)	(78,120)
Total Net Assets	100.00%	$35,299,350

See Notes to Financial Statements

Sector Rotation Fund
Statement of Assets and Liabilities (unaudited)
As of March 31, 2024
Assets:
Investments, at value (cost $25,341,930)	$35,377,470
Investments sold receivable	1,430,213
Fund shares sold receivable	20,100
Interest receivable	9,111
Dividends receivable	1,595
Total assets	36,838,489
Liabilities:
Investments purchased payable	1,493,297
Accrued expenses:
Advisory Fees	26,616
Professional fees	8,956
Operational expenses	4,676
Distribution and service fees	3,215
Administration fees	1,230
Trustee fees	630
Compliance fees	477
Fund accounting fees	42
Total liabilities	1,539,139
Total Net Assets	$35,299,350
Net Assets Consist of:
Paid in capital	$23,452,712
Accumulated earnings	11,846,638
Total Net Assets	$35,299,350
Capital Shares Outstanding, no par value
(unlimited authorized shares)	2,270,985
Net Asset Value, Per Share	$15.54

See Notes to Financial Statements

Sector Rotation Fund
Statement of Operations (unaudited)
For the fiscal period ended March 31, 2024	245
Investment Income:
Dividends	$ 188,598
Interest	64,562
Total Investment Income	253,160
Expenses:
Advisory fees (note 2)	157,652
Distribution and service fees (note 4)	39,413
Administration fees (note 2)	20,986
Professional fees	19,440
Registration and filing expenses	15,397
Fund accounting fees (note 2)	16,103
Transfer agent fees (note 2)	11,119
Compliance fees (note 2)	11,340
Shareholder fulfillment fees	9,360
Custody fees	6,105
Trustee fees and meeting expenses (note 3)	4,500
Insurance fees	2,160
Security pricing fees	1,620
Miscellaneous expenses	2,340
Net Expenses	317,535
Net Investment Loss	(64,375)
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions	2,055,244
Net change in unrealized appreciation on investments	4,520,512
Net Realized and Unrealized Gain on Investments	6,575,756
Net Increase in Net Assets Resulting from Operations	$6,511,381

See Notes to Financial Statements

Sector Rotation Fund
Statements of Changes in Net Assets
For the fiscal periods ended
	March 31, 2024(a)	September 30, 2023
Operations:
Net investment loss	$ (64,375)	$ (106,943)
Net realized gain from investment transactions	2,055,244	785,516
Net change in unrealized appreciation on investments	4,520,512	3,746,026
Net Increase in Net Assets Resulting from Operations	6,511,381	4,424,599
Distributions to Shareholders from Distributable Earnings	(535,116)	(1,924,950)
Capital Share Transactions:
Shares sold	867,663	1,862,698
Reinvested dividends and distributions	534,576	1,921,648
Shares repurchased	(1,524,074)	(2,726,631)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(121,835)	1,057,715
Net Increase in Net Assets	5,854,430	3,557,364
Net Assets:
Beginning of Year	29,444,920	25,887,556
End of Year	$35,299,350	$29,444,920
Share Information:
Shares sold	60,450	149,991
Shares from reinvested dividends and distributions	37,859	164,807
Shares repurchased	(106,680)	(216,898)
Net Increase (Decrease) in Capital Shares	(8,371)	97,900
(a)	unaudited

See Notes to Financial Statements

Sector Rotation Fund
Financial Highlights
	March 31,		September 30,
For a share outstanding during each fiscal period ended	2024 (f)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$12.92		$11.87	$15.27	$12.87	$12.94	$14.58
Income (Loss) from Investment Operations:
Net investment income (a)	(0.03)		(0.05)	(0.09)	(0.14)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	2.89		2.01	(2.52)	2.70	1.08	(0.46)
Total from Investment Operations	2.86		1.96	(2.61)	2.56	1.01	(0.51)
Less Distributions From:
Net investment income	-		-	-	-	-	(0.38)
Net realized gains	(0.24)		(0.91)	(0.79)	(0.16)	(1.08)	(0.75)
Total Distributions	(0.24)		(0.91)	(0.79)	(0.16)	(1.08)	(1.13)
Net Asset Value, End of Year	$15.54		$12.92	$11.87	$15.27	$12.87	$12.94
Total Return	22.30%		17.32%	(18.20)%	20.03%	8.04%	(2.41)%
Net Assets, End of Year (in thousands)	$35,299		$29,445	$25,888	$32,037	$25,589	$24,941
Ratios of:
Gross Expenses to Average Net Assets (b)	1.98%	(d)	2.04%	1.97%	1.95%	2.10%	2.05%
Net Expenses to Average Net Assets (b)	1.98%	(d)	2.04%	1.97%	1.95%	2.10%	2.02%
Net Investment Income to Average Net Assets (b)(c)	(0.40)%	(d)	(0.38)%	(0.67)%	(0.95)%	(0.57)%	(0.38)%
Portfolio turnover rate	183.86%	(e)	234.10%	426.15%	211.18%	274.61%	184.39%
(a)	Calculated using the average shares method.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Annualized
(e)	Not annualized
(f)	Unaudited

See Notes to Financial Statements

Sector Rotation Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

1.	Organization and Significant Accounting Policies
The Sector Rotation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund is a separate, diversified series of the Trust.
The Fund commenced operations on December 31, 2009 as a series of the World Funds Trust (“WFT”). Shareholders approved the reorganization of the Fund as a series of the Trust at a special meeting on June 22, 2011. The reorganization occurred on June 27, 2011. Effective November 29, 2010, the Fund changed its name from the Navigator Fund to the Sector Rotation Fund.
The investment objective of the Fund is to seek to achieve capital appreciation. The Fund utilizes a sector rotation strategy which evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities. Under normal circumstances, the Fund invests in exchange-traded funds (“ETFs”). An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.
Investment Valuation
The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.
Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.
Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:
Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Sector Rotation Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

In accordance with the Trust’s valuation policies and procedures and pursuant to Rule 2a-5 under the 1940 Act, the Board has appointed the Advisor as the valuation designee (the “Valuation Designee”). The Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2024 for the Fund’s assets measured at fair value:
	Total	Level 1	Level 2	Level 3 (a)
Assets
Exchange-Traded Funds (b)	$32,086,380	$32,086,380	$ -	$ -
Short-Term Investment	3,291,090	3,291,090	-	-
Total Assets	$35,377,470	$35,377,470	$ -	$ -
(a)	The Fund had no Level 3 holdings during the fiscal period ended March 31, 2024.
(b)	Refer to Schedule of Investments for breakdown by industry.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Expenses
The Fund is responsible for all expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.
Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2.	Transactions with Related Parties and Service Providers
Advisor
The Fund pays a monthly fee to Grimaldi Portfolio Solutions, Inc. (the “Advisor”) calculated at the annual rate of 1.00% of the Fund’s average daily net assets.
The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.14%. The Expense Limitation Agreement runs through January 31, 2025, and may be terminated by the Board at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recoupment.

Sector Rotation Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

For the fiscal period ended March 31, 2024, $157,652  in advisory fees were incurred, and no fees were waived by the Advisor.
Administrator
The Fund pays customary fees to The Nottingham Company (the “Administrator”) for its services as Fund Administrator and Fund Accountant. Certain officers of the Administrator are also officers of the Trust.
Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. The Nottingham Company, Inc. is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services Agreement with the Fund.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.
3.	Trustees and Officers
The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $2,400 per series per year, $400 per meeting attended, $200 per committee meeting attended, and $1,000 per series per special meeting attended. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings. Additional fees were incurred during the period as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees. Certain officers of the Trust may also be officers of the Administrator.
4.	Distribution and Service Fees
The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Fund for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. For the fiscal period ended March 31, 2024, $39,413 in distribution and service fees were incurred by the Fund.
5.	Purchases and Sales of Investment Securities
For the fiscal period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities
$54,155,983	$52,406,539	$-	$-

6.	Risks Considerations
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Sector Rotation Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

Foreign Securities Risk. The ETFs held by the Fund may have significant investments in foreign securities. Foreign securities involve investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
Investments in ETFs. Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index.  ETFs typically incur fees that are separate from those of the Fund.  Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below its NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.
Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.
Leveraged or Inverse ETFs. The Fund may invest in leveraged and/or inverse ETFs, including multiple inverse (or ultra-short) ETFs. These ETFs are subject to additional risk not generally associated with traditional ETFs. Leveraged ETFs seek to multiply the performance of the particular benchmark that is tracked (which may be an index, a currency or other benchmark). Inverse ETFs seek to negatively correlate to the performance of the benchmark. These ETFs seek to achieve their returns by using various forms of derivative transactions, including by short-selling the underlying index. Ultra-short ETFs seek to multiply the negative return of the tracked index (e.g., twice the inverse return). As a result, an investment in an inverse ETF will decrease in value when the value of the underlying index rises. For example, an inverse ETF tracking the S&P 500 Index will gain 1% when the S&P falls 1% (if it is an ultra-short ETF that seeks twice the inverse return, it will gain 2%), and will lose 1% if the S&P 500 gains 1% (if an ultra-short ETF that seeks twice the inverse return, it would lose 2%). By investing in ultra-short ETFs and gaining magnified short exposure to a particular index, the Fund can commit less assets to the investment in the securities represented on the index than would otherwise be required.

Sector Rotation Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

Manager Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The portfolio manager’s experience is discussed in the section of this prospectus entitled “Management of the Fund – Investment Advisor.”
Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund’s portfolio) may decline regardless of their long-term prospects. The Fund’s performance per share will change daily in response to such factors.
Portfolio Turnover Risk. The Advisor may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. The payment of taxes on gains could adversely affect the Fund’s performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Sector Focus Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:
•
Consumer Discretionary. Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending. These companies are also subject to severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.

•
Consumer Staples. Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, and consumer spending. These companies also are subject to the risk that government regulation could affect the permissibility of using various production methods and food additives, which regulations could affect company profitability. The success of food, household, and personal product companies may be strongly affected by consumer tastes, marketing campaigns, and other factors affecting supply and demand.

•
Industrials. Companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, and economic conditions will affect the performance of these companies. These companies can also be cyclical, subject to sharp price movements, and significantly affected by government spending policies.

•
Information Technology. The performance of companies in this sector may be adversely affected by intense competition both domestically and internationally; limited product lines, markets, financial resources, or personnel; rapid product obsolescence and frequent new product introduction; dramatic and unpredictable changes in growth rates; and dependence on patent and intellectual property rights.

Small-Cap and Mid-Cap Securities Risk. The Fund or ETFs held by the Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
7.	Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Sector Rotation Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

Management reviewed the Fund’s tax positions taken or to be taken on federal income tax returns for the open tax years of September 30, 2022 through September 30, 2023, and through the fiscal period ended March 31, 2024, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.
Distributions during the fiscal period or years ended were characterized for tax purposes as follows:
	March 31, 2024	September 30, 2023
Ordinary Income	-	-
Capital Gains	$535,116	$1,924,950

At March 31, 2024, the tax-basis cost of investments and components of accumulated earnings were as follows:
Cost of Investments	$25,341,930

Gross Unrealized Appreciation	10,035,540
Gross Unrealized Depreciation	-
Net Unrealized Appreciation	10,035,540

8.	Beneficial Ownership
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2024, Charles Schwab held 91.10% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.
9.	Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects risk of loss to be remote.
10.	Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Sector Rotation Fund
Additional Information (unaudited)
As of March 31, 2024

1.	Proxy Voting Policies and Voting Record
A copy of the Advisor’s Proxy and Corporate Action Voting Policies and Procedures is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.
3.	Tax Information
We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Fund’s fiscal period ended March 31, 2024.
During the fiscal period, the Fund paid $535,116 in long-term capital gain distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Value 10/1/2023	Ending Value 3/31/2024	Expense Paid During Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,223.00	$10.98	1.98%
Hypothetical	1,000.00	1,030.24	10.03	1.98%
*	Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

5.	Change of Registered Public Accounting Firm
On January 30, 2024, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm for the Sector Rotation Fund (the “Fund”).  At a meeting held on March 7, 2024, based on the recommendation and approval of the Audit Committee, the Board of Trustees approved the appointment of Tait, Weller & Baker, LLP (“Tait Weller”) as the Fund’s independent registered public accounting firm for the fiscal year ending September 30, 2024.

Sector Rotation Fund
Additional Information (unaudited)
As of March 31, 2024

Cohen’s audit report on the Fund’s financial statements for the fiscal year ended September 30, 2023 did not contain any adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principles.
During the fiscal year ended September 30, 2023 and for the interim period ended January 30, 2024, there were no disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.
The registrant requested that Cohen furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.
During the fiscal periods ended September 30, 2022, September 30, 2023, and for the interim period ended March 7, 2024, neither the Fund, nor anyone on the Fund’s behalf, consulted with Tait Weller with respect to: (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might have been rendered on the Fund’s financial statements, and no written report or oral advice was provided that Tait Weller concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) any matter that was either the subject of a “disagreement” (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) or a “reportable event” (as defined in Item 304(a)(1)(v) of Regulation S-K).
6.	Liquidity Risk Management Program
Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940 requires a mutual fund to adopt a liquidity risk management program (“Program”) and disclose information about the operation and effectiveness of its Program in its reports to shareholders.
Under the Program, each of the Fund’s portfolio investments are classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.
In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2022, through November 30, 2023. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

FACTS	WHAT DOES THE SECTOR ROTATION FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■Social Security number and assets
■Account balances and transaction history
■Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Sector Rotation Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-773-3863

Who we are
Who is providing this notice?	The Starboard Investment Trust, on behalf of the Sector Rotation Fund, a series of the Trust.

What we do
How does the Sector Rotation Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.

How does the Sector Rotation Fund collect my personal information?

We collect your personal information, for example, when you
■Open an account or give us your account information
■Make deposits or withdrawals from our account
■Pay us by check or make a wire transfer
We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only
■Sharing for affiliates’ everyday business purposes – information  about your creditworthiness
■Affiliates from using your information to market to you
■Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.
■Grimaldi Portfolio Solutions, Inc., the investment advisor, is an affiliate of the Sector Rotation Fund.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■The Sector Rotation Fund does not share information with nonaffiliates so they can market to you.

Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■The Sector Rotation Fund does not jointly market.

Sector Rotation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Grimaldi Portfolio Solutions, Inc.
116 South Franklin Street	Executive Park
Post Office Box 69	1207 Route 9, Suite 10
Rocky Mount, North Carolina 27802-0069	Wappingers Falls, New York 12590

Telephone:	Telephone:

800-773-3863	845-297-3500

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

(b)  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.
Item 11.	CONTROLS AND PROCEDURES.

(a)
The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Change in Registrant’s independent registered public accountant is filed herewith.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: June 7, 2024	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: June 7, 2024	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: June 7, 2024	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer